Related Party Transactions - Additional Information (Detail) $ in Thousands, Grams in Millions		3 Months Ended	12 Months Ended
	Aug. 12, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Grams	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Non-controlling interests			$ 42,182	$ 102,095
Interest expense			51,211	31,229
Interest payable			12,600	10,900
Loans received			0	200,000
Interest expense on finance liabilities			4,053	3,064
Amended Term Loan [Member]
Disclosure of transactions between related parties [line items]
Loans received			$ 0
Senior Loan [Member]
Disclosure of transactions between related parties [line items]
Principal repayment of the Senior Loan	$ 7,000	$ 16,600
Joe Caltabiano [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			11.50%
Individuals [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			22.50%
Borrowings with Related Parties [Member]
Disclosure of transactions between related parties [line items]
Interest expense			$ 1,200	1,800
Interest payable				$ 100
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Number of redeemable units held by related party | Grams			93.2
Non-controlling interests			$ 32,700
Percentage of tax distribution payments to related party			84.70%	81.80%
Expected reimbursements of tenant improvement allowance			$ 2,200
Income from reimbursements under tenant improvement allowances			0	$ 800
MVS shareholder Member [Member]
Disclosure of transactions between related parties [line items]
Interest expense on finance liabilities			300	100
Finance liabilities			$ 1,500	$ 1,500